Allowance for Doubtful Accounts (Tables)	12 Months Ended
Mar. 31, 2015
Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended March 31, 2013, 2014 and 2015 were as follows:

	Yen (Millions)
	2013	2014	2015
Balance at beginning of year	¥75	54	128
Provision for (reversal of) allowance	(13)	74	(35)
Amounts written off	(8)	0	—

Balance at end of year	¥54	128	93